Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Deposits related to leased premises	€ 454	€ 475	€ 446
Advance payments to suppliers	620	226	510
Other	17	17	90
Total other non-current financial assets	1,091	718	1,046
Deposits related to leased premises	0	0	0
Advance payments to suppliers	51	28	0
Other	8	13	0
Total other current financial assets	€ 59	€ 41	€ 0